EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Abstract]
Schedule of common shares reserved for options, warrants and preferred stock
	December 31, 2012	December 31, 2011

Warrants	-	200,000
Stock options	586,566	498,566
Preferred stock	-	-

Total	586,566	698,566

Schedule of fair value of stock options

	December 31,	December 31,	December 31
	2012	2011	2010
Risk -free interest rate	0.55% to 1.62%	1.22% to 1.62%	1.62% to 1.99%
Average expected term (years)	3	3	3
Dividend yield	1.62%	1.31%	1.62%
Expected volatility	57.73% to 68.65%	68.65% to 72.65%	60.64% to 68.65%

Schedule of option award activity
	2012		2011		2010
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	498,566	7.52	454,566	7.02	458,566	7.03
Granted	132,166	8.34	44,000	10.83	-	-
Exercised	(12,000)	1.775	-		(4,000)	7.68
Cancelled	-		-		-
Forfeited	(32,166)		-		-
Outstanding at the end of year	586,566	7.74	498,566	7.52	454,566	7.02
Exercisable at the year end	454,400	7.56	321,366	7.00	311,166	6.82

Weighted average grant-date fair value of options granted during the year		US$8.34	US$10.83

Schedule of nonvested shares
Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value (US$)
Nonvested at January 1, 2010	242,300	8.23
Granted	-	-
Vested	(98,900)	10.87
Forfeited	-	-
Nonvested at December 31, 2010	143,400	7.96
Granted	44,000	10.83
Vested	(10,200)	11.65
Forfeited	-	-
Nonvested at December 31, 2011	177,200	8.46
Granted	132,166	8.34
Vested	(177,200)	8.46
Forfeited	-	9.035
Nonvested at December 31, 2012	132,166	US$8.34

Schedule of options outstanding
		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life(in years)
US$ 1.77	80,000	0.73
US$ 3.67	36,000	1.04
US$11.65	73,700	0.3
US$15.28	17,500	0.3
US$7.68	203,200	1.1
US$10.83	44,000	3.2
US$8.34	132,166	3.75
	586,566	1.11